Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Net Operating Revenue

The revenue of The Company is as follows:

	2017	2016	2015
Revenue from supply of energy (a)	23,701	23,430	22,526
Revenue from use of the electricity distribution systems (TUSD) (b)	1,611	1,705	1,465
CVA, and Other financial components in tariff increases (c)	988	(1,455)	1,704
Transmission revenue
Transmission concession revenue (d)	371	312	261
Transmission construction revenue (e)	25	54	146
Transmission indemnity revenue (g)	373	751	101
Generation Indemnity Revenue (h)	271	—	—
Distribution construction revenue (e)	1,094	1,139	1,106
Adjustment to expectation of cash flow from indemnifiable Financial asset of distribution concession (j)	9	8	576
Revenue from financial updating of the Concession Grant Fee (f)*	317	300	—
Energy transactions on the CCEE (i)	860	161	2,425
Supply of gas	1,759	1,444	1,667
Other operating revenues (k)	1,484	1,421	1,440
Deductions on revenue (l)	(11,151)	(10,497)	(11,549)

Net operating revenue	21,712	18,773	21,868

(*)	In 2016, the amounts are presented net of monetary updating of the remaining portion at that time payable for the Concession Grant Fee, which was settled in July 2016.

Summary of the Supply of Electricity by Type of Consumer

This table shows energy supply by type of customer:

	GWh (1)			R$
	2017	2016	2015	2017	2016	2015
Residential	10,008	9,916	9,830	7,842	7,819	7,297
Industrial	17,761	19,494	22,969	4,907	5,396	5,781
Commercial, Services and Others	7,507	6,573	6,434	4,342	4,359	3,956
Rural	3,651	3,575	3,380	1,629	1,463	1,407
Public authorities	866	886	892	532	545	548
Public lighting	1,367	1,350	1,326	537	528	533
Public services	1,301	1,252	1,204	589	547	540

Subtotal	42,461	43,046	46,035	20,378	20,657	20,062

Own consumption	37	37	38	—	—	—
Unbilled revenue	—	—	—	61	(199)	257

	42,498	43,083	46,073	20,439	20,458	20,319

Wholesale supply to other concession holders (2)	12,777	12,509	10,831	1,727	2,713	2,358
Wholesale supply unbilled, net	—	—	—	1,535	259	(151)

Total	55,275	55,592	56,904	23,701	23,430	22,526

(1)	Data not audited by external auditors.
(2)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Summary of Other Operating Revenues
Other operating revenues

	2017	2016	2015
Charged service	10	6	14
Telecoms services	149	137	134
Services rendered	156	167	131
Subsidies (*)	1,034	1,001	996
Rental and leasing	121	105	93
Other	14	5	72

	1,484	1,421	1,440

(*)	Revenue recognized for the tariff subsidies applied to users of distribution services, reimbursed by Eletrobras.

Summary of Deductions from Revenue
Taxes and charges reported as deductions on revenue

	2017	2016	2015
Taxes on revenue
ICMS (1) (2)	5,847	5,211	4,487
Cofins	2,237	2,041	2,263
PIS and Pasep	455	443	491
Others	8	7	6

	8,547	7,702	7,247
Charges to the customer
Global Reversion Reserve (RGR)	17	(18)	36
Energy Efficiency Program	56	58	45
Energy Development Account (CDE)	1,822	2,074	2,870
Research and Development (R&D)	38	48	47
National Scientific and Technological Development Fund (FNDCT)	38	48	47
Energy System Expansion Research (EPE of MME)	19	24	24
Customer charges – Proinfa alternative sources program	39	43	27
Energy Services Inspection Charge	29	35	37
Royalties for use of water resources	92	123	102
Customer charges – the ‘Flag Tariff’ system	454	360	1,067

	2,604	2,795	4,302

	11,151	10,497	11,549

(1)	Includes the effects of acceptance of the Tax Anmesty Program (PRCT), in the amount of R$ 532. More details in Note 20.
(2)	As from January 1, 2016, the rate for customers in the Commercial, services and other activities category was changed from 18% to 25% (Decree nº 46.924, of December 29, 2015).